Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions					12 Months Ended
	Apr. 21, 2017 shares	Apr. 04, 2017 shares	Oct. 20, 2015 shares	Aug. 08, 2015 shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨) ₨ / shares shares	Jul. 31, 2016 INR (₨) shares	Mar. 31, 2016 INR (₨)	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date					₨ 28.8		₨ 140.7		₨ 66.7
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date					34,123.2		26,951.4		11,005.5
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date					0.6		28.9
Stock-based compensation, aggregate intrinsic value of options outstanding					63,062.0		49,546.3
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date					0.0		28.9
Stock-based compensation, aggregate intrinsic value of options exercisable					46,092.3		34,213.2
Stock-based compensation, total stock compensation cost recognized under the plans					₨ 6,594.6	$ 101.3	₨ 8,203.2		₨ 12,593.8
Stock-based compensation, unvested options, outstanding | shares					28,633,550		35,842,300
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares					₨ 1,293.5		₨ 1,014.8
Stock-based compensation, unvested options, aggregate intrinsic value at grant date					₨ 0.6		₨ 0.0
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period					16,969.6		15,333.0
Stock-based compensation, total estimated compensation cost to be recognized in future periods					₨ 4,168.8		₨ 3,333.8
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)					7 months 13 days	7 months 13 days
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares															50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved															₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares														50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												75,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 200.0
Employees Stock Option Scheme | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares								100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved								₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration					5 years	5 years
Employees' Stock Option Scheme, general discretionary vesting period					3 years	3 years
Employees Stock Option Scheme | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, general discretionary vesting period					1 year	1 year
Scheme XXV | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares				44,833,200
Scheme XXVI | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			3,000
Scheme XXVII | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		16,865,850
Scheme XXVIII | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	16,200